PW EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS







                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                           PW EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS





                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002




                                    CONTENTS



           Report of Independent Auditors .................................    1

           Statement of Assets, Liabilities and Members' Capital ..........    2

           Statement of Operations ........................................    3

           Statements of Changes in Members' Capital ......................    4

           Statement of Cash Flows ........................................    5

           Notes to Financial Statements ..................................    6

           Schedule of Portfolio Investments ..............................   13

           Schedule of Investments by Country .............................   18

                         Report of Independent Auditors


 To the Members and Board of Directors of PW Eucalyptus Fund, L.L.C.

 We have audited the accompanying statement of assets, liabilities and members' capital of PW Eucalyptus Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments and the schedule of investments by country, as of December 31, 2002, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Eucalyptus Fund, L.L.C. at December 31, 2002, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/S/ ERNST & YOUNG LLP

New York, New York
February 14, 2003


                                                                           PW EUCALYPTUS FUND, L.L.C.
                                                STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
-----------------------------------------------------------------------------------------------------

                                                                                    DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $209,163,751)                               $ 178,634,739
Cash and cash equivalents                                                                24,444,962
Receivables:
  Due from broker                                                                        52,453,852
  Investments sold, not settled                                                           8,369,421
  Dividends                                                                                  38,530
  Interest                                                                                    9,667
-----------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                            263,951,171
-----------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $52,148,091)             42,926,224
Payables:
  Withdrawals payable                                                                    22,087,697
  Margin loan                                                                            21,080,788
  Management fee                                                                            208,301
  Administration fee                                                                        115,079
  Professional fees                                                                          99,188
  Interest                                                                                   43,168
  Other payables                                                                             41,371
-----------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                        86,601,816
-----------------------------------------------------------------------------------------------------

NET ASSETS                                                                            $ 177,349,355
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                             $ 198,630,383
Accumulated net unrealized depreciation on investments
  and other assets and liabilities denominated in foreign currencies                    (21,281,028)
-----------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                                $ 177,349,355
-----------------------------------------------------------------------------------------------------

                                                                               2
   The accompanying notes are an integral part of these financial statements


                                                                 PW EUCALYPTUS FUND, L.L.C.
                                                                    STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31, 2002

-------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $408,596)                    $  1,516,193
Interest                                                                           615,366
Other income                                                                           967
--------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                          2,132,526
--------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                   3,023,636
Interest                                                                         1,156,340
Administration fee                                                                 308,315
Professional fees                                                                  172,979
Dividends                                                                           54,969
Miscellaneous                                                                      199,696
--------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                   4,915,935
--------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                             (2,783,409)
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain/(loss) from:
  Investments                                                                  (20,294,886)
  Foreign currency transactions                                                    652,690
Change in net unrealized appreciation/depreciation from:
  Investments                                                                  (74,354,707)
  Other assets and liabilities denominated in foreign currencies                       224
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
  FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                           (93,996,679)
--------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                      $(96,780,088)
--------------------------------------------------------------------------------------------

                                                                               3
   The accompanying notes are an integral part of these financial statements.


                                                                                                    PW EUCALYPTUS FUND, L.L.C.
                                                                                     STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                        YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------

                                                                         MANAGING
                                                                          MEMBER             MEMBERS               TOTAL
------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2001                                    $ 17,998,031       $ 365,243,004        $ 383,241,035

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                                5,884          (7,128,983)          (7,123,099)
  Net realized gain from investments
    and foreign currency transactions                                       116,709          19,310,194           19,426,903
  Change in net unrealized
    appreciation/depreciation from investments and other
    assets and liabilities denominated in foreign currencies                (98,612)        (37,731,598)         (37,830,210)
Incentive allocation                                                     12,273,116                  --           12,273,116
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                              12,297,097         (25,550,386)         (13,253,289)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                    4,000,000           6,242,115           10,242,115
  Members' withdrawals                                                  (23,990,879)        (27,840,769)         (51,831,648)
  Offering costs                                                               (162)            (22,281)             (22,443)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                           (19,991,041)        (21,620,935)         (41,611,976)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2001                                  $ 10,304,087       $ 318,071,683        $ 328,375,770
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                                3,577          (2,786,986)          (2,783,409)
  Net realized gain from investments
    and foreign currency transactions                                      (479,267)        (19,162,929)         (19,642,196)
  Change in net unrealized
    appreciation/depreciation from investments and other
    assets and liabilities denominated in foreign currencies             (1,493,608)        (72,860,875)         (74,354,483)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                              (1,969,298)        (94,810,790)         (96,780,088)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           --           2,936,039            2,936,039
  Members' withdrawals                                                   (3,581,687)        (53,598,294)         (57,179,981)
  Offering costs                                                                (42)             (2,343)              (2,385)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                            (3,581,729)        (50,664,598)         (54,246,327)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                  $  4,753,060       $ 172,596,295        $ 177,349,355
------------------------------------------------------------------------------------------------------------------------------

                                                                               4

   The accompanying notes are an integral part of these financial statements.


                                                                                PW EUCALYPTUS FUND, L.L.C.
                                                                                   STATEMENT OF CASH FLOWS
-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                   $ (96,780,088)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                                  (302,717,720)
  Proceeds from disposition of investments                                                   365,861,048
  Discount amortization from securities sold                                                    (135,740)
  Net realized loss on investments                                                            20,294,886
  Change in net unrealized appreciation/depreciation on investments                           74,354,707
  Offering costs                                                                                  (2,385)
  Changes in assets and liabilities:
    (Increase)/decrease in assets:
      Investments sold, not settled                                                           28,803,865
      Reclaims of foreign withholding taxes, at value                                            222,737
      Due from broker                                                                         (4,407,182)
      Dividends                                                                                  (38,530)
      Interest                                                                                    (4,623)
    Increase/(decrease) in payables:
      Investments purchased, not settled                                                      (1,802,476)
      Management fee                                                                            (131,101)
      Administration fee                                                                        (104,817)
      Interest                                                                                   (31,510)
      Professional fees                                                                           49,188
      Other payables                                                                              22,301
-----------------------------------------------------------------------------------------------------------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                                     83,452,560

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                          2,936,039
Manager withdrawals                                                                           (3,581,687)
Margin loan                                                                                  (14,904,637)
Members' withdrawals                                                                         (44,087,808)
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                        (59,638,093)

Net increase in cash and cash equivalents                                                     23,814,467
Cash and cash equivalents--beginning of year                                                     630,495
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                     $  24,444,962
-----------------------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                                                        $   1,156,340
-----------------------------------------------------------------------------------------------------------

                                                                               5

   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

1.       ORGANIZATION

         PW Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Eucalyptus Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisers L.L.C. ("OrbiMed"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                      PW EUCALYPTUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         When the Fund holds restricted securities of a class that has been sold to the public or PIPES, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities.

         Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment is revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

         Fair value represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. No securities owned by the Fund at December 31, 2002 were fair value.

                                                      PW EUCALYPTUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                                      PW EUCALYPTUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       MANAGEMENT FEE, INCENTIVE  ALLOCATION, RELATED PARTY  TRANSACTIONS  AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by PWFA to OrbiMed Advisors LLC.

                                                      PW EUCALYPTUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2002, UBS PWI and its affiliates earned brokerage commissions of $33,940 from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, upon a Member's withdrawal from the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2002 and 2001 was $0 and $12,609,575, respectively, and has been recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of December 31, 2002 or 2001, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2002 were $21,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

                                                      PW EUCALYPTUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities, for the year ended December 31, 2002, amounted to $302,717,720 and $365,861,048, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $87,957,015 and $105,638,771 respectively, and purchases and sales of options and warrants amounting to $1,317,040 and $970,720, respectively. Net realized gains resulting from short positions were $19,904,578 for the year ended December 31, 2002.

         At December 31, 2002, the tax basis of investments was $158,157,085, resulting in accumulated net unrealized depreciation on investments of $22,448,570, which consists of $36,123,379 gross unrealized appreciation and $58,571,949 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales.

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2002, the Fund's average interest rate paid on borrowings was 2.75% per annum and the average borrowings outstanding were $42,074,419. The Fund had borrowings outstanding at December 31, 2002 totaling $21,080,788.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily

                                                      PW EUCALYPTUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. At December 31, 2002, the Fund had no such forward foreign currency exchange contracts outstanding.

         During the year ended December 31, 2002, the Fund did not trade any futures contracts.

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                                                                                                PERIOD FROM
                                                                                                              NOVEMBER 22, 1999
                                                                                                        (COMMENCEMENT OF OPERATIONS)
                                                                       YEARS ENDED DECEMBER 31,                    THROUGH
                                                            2002               2001               2000       DECEMBER 31, 1999
                                                            ----               ----               ----   --------------------------
Ratio of net investment loss to average net assets***      (1.13)%           (0.95)%            (1.15)%           (6.11)%*
Ratio of total expenses to average net assets***            2.00%             1.70%              1.95%             8.74%*
Portfolio turnover rate                                    73.26%            73.08%             75.13%            10.94%
Total return                                              (30.18)%**         (3.27)%**          84.95%**           8.62%**
Average debt ratio***                                      17.11%             5.57%              5.46%             0.28%
Net asset value at end of period                       $177,349,355        $328,375,770      $383,241,035      $40,019,467

      *   Annualized.
     ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
    *** The average net assets used in the above ratios is calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

          INVESTMENTS IN SECURITIES (100.72%)
          -----------------------------------
          COMMON STOCK (100.72%)
          ----------------------

          DIAGNOSTIC EQUIPMENT (1.40%)
104,001   Gen-Probe, Inc.*                                        $  2,475,120
                                                                  ------------
          DRUG DELIVERY SYSTEMS (1.17%)
196,000   Penwest Pharmaceuticals Co.*,(a)                           2,077,600
                                                                  ------------
          ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.39%)
234,500   Caliper Technologies Corp.*,(a)                              694,120
                                                                  ------------
          MEDICAL - BIOMEDICAL/GENETICS (30.10%)
269,000   Acacia Research-CombiMatrix.*,(b)                            979,160
173,000   Affymetrix, Inc.*,(a)                                      3,959,970
215,000   Amgen, Inc.*,(a)                                          10,393,100
506,200   ArQule, Inc.*,(a)                                          1,543,910
612,500   Bio-Technology General Corp.*,(a)                          1,960,612
220,000   Cambridge Antibody Technology Group PLC -
          (United Kingdom)*, **                                      1,818,703
341,000   Enzon Pharmaceuticals, Inc.*,(a)                           5,701,520
242,000   Genentech, Inc.*,(a)                                       8,024,720
300,000   Genzyme Corp.*,(a)                                         8,871,000
216,000   IDEC Pharmaceuticals Corp. *,(a)                           7,164,720
395,000   Immunomedics, Inc.*,(a)                                    1,824,900
319,400   Lynx Therapeutics, Inc.*,(b)                                 130,954
285,000   Orchid Biosciences, Inc.*                                    142,500
 14,000   SONUS Pharmaceuticals, Inc.*                                  29,680
200,000   XOMA Ltd.*,(a)                                               846,000
                                                                  ------------
                                                                    53,391,449
                                                                  ------------
          MEDICAL - DRUGS (56.70%)
137,000   Actelion Ltd. - (Switzerland) *,**                         6,044,016
176,000   Adolor Corp.*,(b)                                          2,448,160
 27,000   Adolor Corp.*                                                375,570
225,000   Altana AG - (Germany) **                                  10,270,523


     The preceding notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

          COMMON STOCK (CONTINUED)
          ------------------------

          MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
319,200   Chugai Pharmaceutical Co., Ltd. - (Japan) **            $  3,039,486
 85,000   Eli Lilly and Co.,(a)                                      5,397,500
330,000   Fujisawa Pharmaceutical Co., Ltd. - (Japan) **             7,549,926
392,000   KYORIN Pharmaceutical Co., Ltd. - (Japan) **               5,784,038
345,000   Ligand Pharmaceuticals, Inc.*,(b)                          1,852,650
156,000   Ligand Pharmaceuticals, Inc. Cl-B*                           837,720
302,000   MedImmune, Inc.*,(a)                                       8,205,340
650,000   Orphan Medical, Inc.*,(b)                                  5,720,000
 40,000   Orphan Medical, Inc.*,(b)                                    352,000
 39,000   Pfizer, Inc.(a)                                            1,192,230
234,000   Pharmacia Corp.(a)                                         9,781,200
255,000   Pharmacopeia, Inc.*,(a)                                    2,274,600
122,000   Sanofi-Synthelabo SA - (France) **                         7,457,213
 13,700   Serono SA, Class B - (Switzerland) **                      7,341,993
690,000   Tanabe Seiyaku Co., Ltd. - (Japan) **                      6,023,761
230,000   Wyeth(a)                                                   8,602,000
                                                                  ------------
                                                                   100,549,926
                                                                  ------------
          MEDICAL - IMAGING SYSTEMS (0.20%)
184,561   Palatin Technology, Inc.*,(b)                                365,431
                                                                  ------------
          MEDICAL INSTRUMENTS (1.05%)
367,000   Cepheid, Inc. *,(a)                                        1,870,966
                                                                  ------------
          MEDICAL PRODUCTS (2.45%)
500,000   Berna Biotech AG - (Switzerland)**                         4,339,367
                                                                  ------------
          THERAPEUTICS (7.26%)
 88,000   Cell Therapeutics, Inc.*,(a)                                 639,760
500,000   Cypress Biosecience, Inc.*,(b)                             1,350,000
217,500   Gilead Sciences, Inc.*,(a)                                 7,395,000
420,000   Onyx Pharmaceuticals, Inc.*,(b)                            2,440,200
180,000   Onyx Pharmaceuticals, Inc.*,(a)                            1,045,800
                                                                  ------------
                                                                    12,870,760
                                                                  ------------
          TOTAL COMMON STOCK (COST $208,492,050)                   178,634,739
                                                                  ------------


     The preceding notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

          WARRANTS (0.00%)
          ----------------

250,000   Cypress Bioscience, Inc.,$3.07, 3/28/07*,(b)           $           0
162,000   Lynx Therapeutics, Inc., $1.94, 4/16/07*,(b)                       0
105,000   Onyx Pharmaceuticals, Inc., $9.59, 5/06/09*,(b)                    0
    600   Orchid Biosciences, Inc., $4.34, 12/12/11*,(b)                     0
    229   Orchid Biosciences, Inc., $1.61, 9/20/04*,(b)                      0
    229   Orchid Biosciences, Inc., $4.70, 7/24/11*,(b)                      0
 46,140   Palatin Technology, Inc., $2.70, 10/31/06*,(b)                     0
                                                                 -------------
          TOTAL WARRANTS (COST $671,701)                                     0
                                                                 -------------
          INVESTMENTS IN SECURITIES (COST $209,163,751)            178,634,739
                                                                 -------------

          SECURITIES SOLD, NOT YET PURCHASED ((24.20)%)
          ---------------------------------------------
          COMMON STOCK SOLD, NOT YET PURCHASED ((24.20)%)
          -----------------------------------------------

          DIAGNOSTIC KITS ((0.24)%)
222,000   Imi International Medical Innovations Inc. --
          (Canada)*,**                                                (421,578)
                                                                 -------------
          MEDICAL - BIOMEDICAL/GENETICS ((11.14)%)
 51,300   Acacia Research-CombiMatrix*                                (186,732)
 92,000   Aeterna Laboratories Inc*                                   (343,160)
 36,500   Aphton Corp.*                                               (140,525)
 40,000   Chiron Corp. *                                            (1,504,000)
157,000   Enzo Biochem, Inc.*                                       (2,198,000)
178,000   Exact Sciences Corp.*                                     (1,927,740)
305,000   Exelixis, Inc.*                                           (2,440,000)
190,000   Gene Logic, Inc.*                                         (1,195,100)
 52,800   Illumina, Inc. *                                            (177,936)
318,000   Lexicon Genetics, Inc.*                                   (1,504,140)
122,600   Neose Technologies, Inc.*                                 (1,059,264)
365,000   Neurochem, Inc. - (Canada)*,**                            (1,802,150)
 73,600   Nymox Pharmaceutical Corp.*                                 (253,920)
 53,100   Regeneron Pharmaceuticals, Inc.*                            (982,881)
545,700   Vasogen, Inc. - (Canada) *,**                             (1,164,092)
508,000   Zeltia, S.A. - (Spain) *,**                               (2,889,241)
                                                                 -------------
                                                                   (19,768,881)
                                                                 -------------


     The preceding notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
          ------------------------------------------------

          MEDICAL - DRUGS ((5.08)%)
158,700   Array BioPharma, Inc.*                                  $   (880,785)
 41,200   Cephalon, Inc. *                                          (2,005,122)
145,000   Shionogi & Co., Ltd. - (Japan) *,**                       (2,050,307)
 66,100   VaxGen, Inc.*                                             (1,276,391)
282,000   Zymogenetics, Inc.*                                       (2,791,800)
                                                                 -------------
                                                                    (9,004,405)
                                                                 -------------
          MEDICAL PRODUCTS ((0.71)%)
306,900   Luminex Corp.*                                            (1,261,359)
                                                                 -------------
          OPTICAL SUPPLIES ((0.69)%)
 34,000   Bausch & Lomb, Inc.*                                      (1,224,000)
                                                                 -------------
          PHARMACY SERVICES ((1.88)%)
 94,500   Accredo Health, Inc.*                                     (3,331,125)
                                                                 -------------
          THERAPEUTICS ((4.46)%)
180,000   Amylin Pharmaceuticals, Inc.*                             (2,905,200)
144,100   Antigenics, Inc.*                                         (1,475,584)
266,000   Genta, Inc.*                                              (2,045,540)
146,800   NeoPharm, Inc.*                                           (1,488,552)
                                                                 -------------
                                                                    (7,914,876)
                                                                 -------------
          TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
          (PROCEEDS $(52,148,091))                                 (42,926,224)
                                                                 -------------
          SECURITIES SOLD, NOT YET PURCHASED
          (PROCEEDS $(52,148,091))                                 (42,926,224)
                                                                 -------------
          TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
          NOT YET PURCHASED -- 76.52%                              135,708,515
                                                                 -------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 23.48%     41,640,840
                                                                 -------------
          TOTAL NET ASSETS -- 100.00%                             $177,349,355
                                                                  ============


     *   Non-income producing security
     ** Foreign Security Market value quoted in U.S. dollars at prevailing exchange rates.
     (a) Partially or wholly held ($93,139,222, total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased and

     The preceding notes are an integral part of these financial statements.

                                                    PW EUCALYPTUS FUND, L.L.C.

                                             SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------
                                                             DECEMBER 31, 2002
------------------------------------------------------------------------------

     margin loan.
     (b) Private investment in public equity (freely tradeable) at market value.



     The preceding notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                              SCHEDULE OF INVESTMENTS BY COUNTRY

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------
                                                                   PERCENTAGE
COMMON STOCK                                  MARKET VALUE        OF NET ASSETS

United States of America                     $ 118,965,713               67.08%
Japan                                           22,397,211               12.63%
Switzerland                                     17,725,376                9.99%
Germany                                         10,270,523                5.79%
France                                           7,457,213                4.20%
United Kingdom                                   1,818,703                1.03%
--------------------------------------------------------------------------------

TOTAL COMMON STOCK                             178,634,739              100.72%
--------------------------------------------------------------------------------


COMMON STOCK SOLD, NOT YET PURCHASED

United States of America                       (34,598,856)             -19.51%
Canada                                          (3,387,820)              -1.91%
Spain                                           (2,889,241)              -1.63%
Japan                                           (2,050,307)              -1.16%
--------------------------------------------------------------------------------

TOTAL COMMON STOCK SOLD, NOT YET PURCHASED     (42,926,224)             -24.20%
--------------------------------------------------------------------------------

OTHER ASSETS IN EXCESS OF LIABILITIES           41,640,840               23.48%
--------------------------------------------------------------------------------

TOTAL NET ASSETS                             $ 177,349,355              100.00%
--------------------------------------------------------------------------------

    The preceding notes are an integral part of these financial statements

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2   OUTSIDE FUND COMPANY
------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (60)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS PaineWebber Inc.              Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (73)               Term -       Law partner for Dunnington,           36       None
UBS PaineWebber Inc.              Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               14       None
UBS PaineWebber Inc.              Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (76)        Term -       Consultant to UBS PaineWebber         36       Director of Interstate
UBS PaineWebber Inc.              Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas      Length-since    Director of PaineWebber, Inc.
New York, NY 10019                Inception      prior to November 2000
Director
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (35)                Term -       First Vice President / CFO of         N/A                N/A
UBS PaineWebber Inc.              Indefinite     UBS PaineWebber Inc.'s,
1285 Avenue of the Americas      Length-since    Alternative Investment Group,
New York, NY 10019                July 2002      since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
                                                 Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)             Term -       Senior Associate General              N/A                N/A
UBS PaineWebber Inc.              Indefinite     Counsel and First Vice
1285 Avenue of the Americas      Length-since    President of UBS PaineWebber
New York, NY 10019                Inception      Inc., since May 1998.
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS PaineWebber, Inc., and 14 comprise UBS PaineWebber's Alternative Investment Group of Funds.